Restructuring Charges - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 14,017	$ 9,826	$ 6,921
Restructuring liability	3,200	$ 9,000
Special Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Reimbursement revenue	$ 8,400
Assets Held for Sale [Member]
Restructuring Cost and Reserve [Line Items]
Number of vessels | Vessel	2
Shuttle Tankers Reflagged [Member]
Restructuring Cost and Reserve [Line Items]
Number of vessels | Vessel	1